Sale Of Interest In Yguazu Cementos S.A.-Discontinued Operations - Summary of Cash Flows From Continuing And Discontinued Operations (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities		$ 1,264,272	$ 2,281,809
Net cash used in investing activities		(207,133)	(73,795)
Net cash used in financing activities		(3,884,074)	(2,371,270)
Effects of exchange rate differences on cash and cash equivalents in foreign currency	$ (524,285)	4,984,114	397,129
Discontinued operations [member] | Loma Yguazu Cementos S.A. [Member]
Disclosure Of Cash Flows From Continuing And Discontinued Operation [Line Items]
Net cash generated by operating activities		1,264,272	2,281,809
Net cash used in investing activities		(207,133)	(73,795)
Net cash used in financing activities		(3,884,074)	(2,371,270)
Effects of exchange rate differences on cash and cash equivalents in foreign currency		(23,548)
Total cash used during the fiscal year for discontinued operations		$ (2,850,483)	$ (163,256)